Share-Based Compensation (Details 1) - Options [Member]	12 Months Ended
Sep. 30, 2017 $ / shares shares
Fair Value, Option, Quantitative Disclosures [Line Items]
Exercise Price Per Share	$ 40.00
Number outstanding as of September 30, 2017 | shares	12,334
Weighted Average Fair Value	$ 189
Weighted Average Remaining Life (Years)	2 years 7 months 13 days
Number Exercisable as of September 30, 2016 | shares	12,334
Weighted Average Exercise Price	$ 18.9